Share-Based and Other Compensation Plans - Anti-Dilution Option Activity (Detail) - Anti-Dilution Option Grants [Member] $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Number of Stock Options
Outstanding, beginning of year (in shares) | shares	1,610
Outstanding, end of year (in shares) | shares	1,610
Exercisable, end of year (in shares) | shares	1,610
Weighted Average Exercise price
Outstanding, beginning of year (in dollars per share) | $ / shares	$ 11.98
Outstanding, end of year (in dollars per share) | $ / shares	11.98
Exercisable, end of year (in dollars per share) | $ / shares	$ 11.98
Weighted Average remaining contractual term
Outstanding, end of year	4 years 1 month 6 days
Exercisable, end of year	4 years 1 month 6 days
Aggregate intrinsic value
Outstanding, end of year | $	$ 15.1
Exercisable, end of year | $	$ 15.1